BETTER 10K - RESTRUCTURING AND IMPAIRMENTS - Schedule of Restructuring and Impairment Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	$ 679	$ 45,781	$ 11,798	$ 212,490	$ 247,693	$ 17,048
Impairment of Loan Commitment Asset
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	0	38,330	0	105,604	105,604	0
Employee one-time termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	765	5,277	2,320	99,291	102,261	17,048
Impairments of Right-of-Use Assets—Real Estate
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions					3,707	0
Impairments of Right-of-Use Assets—Equipment
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions					2,494	0
Write-off of capitalized merger transaction costs
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions					27,287	0
Impairments of intangible assets
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions					1,964	0
Impairment of property and equipment
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions	$ 0	197	$ 4,844	3,124	4,042	0
Other impairments
Restructuring Cost and Reserve [Line Items]
Restructuring, Settlement and Impairment Provisions		$ 80		$ 80	$ 333	$ 0